U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

     (Check One): |X| Form 10-K and Form 10-KSB |_| Form 20-F |_| Form 11-K
                  |_| Form 10-Q and Form 10-QSB |_| Form N-SAR

                       For Period Ended: December 31, 2003

                       |_| Transition Report on Form 10-K
                       |_| Transition Report on Form 20-F
                       |_| Transition Report on Form 11-K
                       |_| Transition Report on Form 10-Q
                       |_| Transition Report on Form N-SAR

                        For the Transition Period Ended:
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    NOTHING        IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE  COMMISSION
                   HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.
     ======================================================================

      If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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                        PART I - REGISTRANT INFORMATION

                              NUWAY MEDICAL, INC.
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                            Full Name of Registrant


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                           Former Name if Applicable

                       23461 SOUTH POINTE DRIVE, SUITE 200
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                        Address of Principal Executive
                          Office (Street and Number)

                             LAGUNA HILLS, CA 92653
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                           City, State and Zip Code

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                       PART II - RULES 12b-25(b) AND (c)
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If the subject report could not be filed without  unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|_|  | (a) The reasons described in reasonable detail in Part III of this form
     |     could not be eliminated without unreasonable effort or expense.
     |
     |
|_|  | (b) The subject annual report, semi-annual report, transition report on
     |     Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion  thereof will be
     |     filed on or before the  fifteenth  calendar day  following the
     |     prescribed due date; or the subject quarterly report or transition
     |     report on Form 10-Q, or portion thereof will be filed on or before
     |     the fifth  calendar day following the prescribed due date; and
     |
|_|  | (c) The  accountant's  statement  or  other  exhibit  required  by Rule
     |     12b-25(c) has been attached if applicable.
     |
     |

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                             PART III - NARRATIVE
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      State  below in  reasonable  detail  the  reasons  why Form  10-K and Form
10-KSB, 20-F, 11-K, Form 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

      The Registrant generated only nominal revenue during the annual period ended December 31, 2003. The Registrant currently has a cash balance of approximately $1,000 and accordingly does not have sufficient funds to engage its auditors to conduct an audit of the Registrant's financial statements in conjunction with the preparation of its annual report. The Registrant is attempting to raise capital sufficient to pay its auditors to allow the audit process to go forward. There can be no assurance of whether or not this capital can be obtained on terms acceptable to the Registrant, or at all, or the timing of any such financing.

      As previously announced in Form 8-K filed on February 17, 2004, the company is completing its acquisition of Premium Medical Group, Inc. Management's efforts with respect to this acquisition are contributing to the delay in the filing of the Registrant's annual report.

      Accordingly the Registrant can not provide any estimate of when it will be able to file the Form 10-KSB.


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                           PART IV - OTHER INFORMATION
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      (1) Name and telephone number of person to contact to this notification

                  Dennis Calvert              949            454-9011
           ---------------------------------------------------------------
                    (Name)                 (Area Code) (Telephone Number)

      (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                                   |X| Yes |_| No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                   |_| Yes |X| No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

================================================================================
                               NUWAY MEDICAL, INC.
================================================================================
                  (Name of Registrant as Specified in Charter)

      Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 31, 2004                    By: /s/  Dennis Calvert
    -------------------                    -------------------------------------
                                           Name:  Dennis Calvert
                                           Title: President

      INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

      Intentional misstatements or omissions of fact constitute federal criminal violations (see 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

      1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

      2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

      3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

      4. Amendments to the notifications also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.